COMMON STOCK	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 7 - COMMON STOCK

For the year ended December 31, 2011:

a)	In February 2011, the Company issued 500,000 shares of common stock to a vendor of $35,000.

b)	In February 2011, the Company entered into a consulting agreement for investor relation consulting services ending May 31, 2011. The Company issued 500,000 restricted common shares with an estimated fair value of $35,000.

c)	In April 2011, the Company issued 2,288,157 shares of common stock pursuant to stock options exercised at $0.001 per share.

d)	In April 2011, the Company issued 150,000 shares of common stock to a scientist with an estimated fair value of $7,500 for consulting services.

e)	In June 2011, the Company issued 300,000 shares of common stock to a scientist with an estimated fair value of $10,500 for consulting services.

f)	In June 2011, the Company issued 2,500,000 shares of common stock to a vendor to settle a $87,500 retainer owing for consulting services.

g)	In July, 2011, the Company issued 750,000 shares of common stock to a vendor with an estimated fair value of $27,000 for consulting services.

h)	In September, 2011, the Company issued 833,333 shares of common stock to a vendor with an estimated fair value of $22,500 for consulting services.

i)	In October, 2011, the Company issued 833,333 shares of common stock to a vendor with an estimated fair value of $26,667 for consulting services.

j)	In October, 2011, the Company issued 1,200,000 shares of common stock to a vendor to settle a $36,000 retainer owing for consulting services.

k)	In November, 2011, the Company issued 833,334 shares of common stock to a vendor with an estimated fair value of $16,667 for consulting services.

l)	In November, 2011, the Company issued 814,800 shares of common stock to three employees of a related party, in order to settle $16,296 of a related party loan.

m)	In November, 2011, the Company repurchased 833,334 shares of their common stock from a scientist in order to settle a $20,000 note receivable per a loan agreement entered into with the scientist in September 2011.

n)	In November, 2011, the Company issued 166,666 shares of common stock to a scientist with an estimated fair value of $3,334 for consulting services.

In January 2010, the Company entered into an Underwriting Agreement with Paulson Investment Company ("Paulson"), as representative of the two underwriters named therein. Pursuant to the terms of such Underwriting Agreement, Paulson agreed to underwrite the offer and sale by the Company of 1,200,000 units, each unit consisting of 70 shares of the Company's common stock and 70 redeemable common stock purchase warrants.  Each warrant allows the holder to purchase one common share of the Company for $0.107 per share for a term expiring on January 19, 2015. In addition, the Company issued the underwriters a 45-day option to purchase an additional 92,280 units to cover over-allotments. The underwriters agreed to offer the units to the public at $5.00 per unit. As compensation for the services to be provided to the underwriters in connection with the offering of the units, the Company agreed to a 9% underwriting commission for $581,526 in cash. In addition, the Company agreed to pay $180,000 to Paulson for a non-accountable expense allowance, and issue "Representative's Warrant", with an estimated fair value of $939,771 which allows the underwriters to purchase up to 120,000 units at $6.00 per unit for a term of five years expiring January 19, 2015 (see note 10). The offer and sale of all of the units, including the units covered by the over-allotment option and the Representative's Warrant, all of the shares and warrants included in the units as well as the Representative's Warrant are covered by a registration statement on Form S-1 filed by the Company under the Securities Act of 1933, as amended, which was declared effective by the Securities and Exchange Commission on January 19, 2010.  Pursuant to the Form S-1, the Company issued a total of 90,459,600 shares and 90,459,600 warrants on January 28, 2010.

a)	In February 2010, the Company issued 800,000 shares of common stock to a vendor to settle account payable of $56,000.

b)	In February 2010, the Company issued 200,000 shares of common stock to a vendor for $14,000 of services.

c)	In February 2010, a total of 920,000 stock options were exercised at $0.001 per share.

d)	In February 2010, the Company issued 347,727 shares of common stock pursuant to the cashless exercise of 1,275,000 warrants by a note holder. This exercise was based on the cashless exercise provision of the stock purchase warrant.

e)	In February 2010, the Company issued 357,143 shares of common stock to a vendor to settle account payable of $25,000.

f)	In April 2010, a total of 284,000 stock options were exercised at $0.001 per share.

g)	In June 2010, the Company issued 420,000 shares of common stock to a vendor to settle $25,200 of accounts payable.

h)	In September 2010, a total of 188,300 stock options were exercised at $0.001 per share.

i)	In September 2010, the Company issued 350,000 shares of common stock to a vendor to settle $21,000 of accounts payable.

j)	In November 2010, the Company issued 800,000 shares of common stock to an investor relations company for their consulting services at a fair value of $44,000.